UMB FUND SERVICES, INC.
235 West Galena Street
Milwaukee, Wisconsin 53212
(414) 299-2000

July 6, 2016

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	GaveKal Knowledge Leaders Emerging Markets ETF
GaveKal Knowledge Leaders Developed World ETF
Registration No: 811-22700
Filing pursuant to Rule 30a-2(a) of the Investment Company Act of 1940

Dear Sir or Madam:

On behalf of the above-named registrant (the “Funds”) and pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, is the Funds’ Form N-CSR for the period ended April 30, 2016. Any questions regarding this filing may be directed to the undersigned at the telephone number provided above.

Sincerely,

/s/ Terrance P. Gallagher
Terrance P. Gallagher
Executive Vice President

Encl.